Schedule of Investments (unaudited) August 31, 2020	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
AAR Corp.	23,042	$464,987
Aerojet Rocketdyne Holdings, Inc.(a)	62,656	2,592,079
Astronics Corp.(a)	71,267	644,254
Axon Enterprise, Inc.(a)	7,907	677,472
Cubic Corp.	28,955	1,363,201
HEICO Corp., Class A	10,786	964,053
Kratos Defense & Security Solutions, Inc.(a)	12,058	235,734
Mercury Systems, Inc.(a)	34,588	2,619,695
Moog, Inc., Class A	53,747	3,240,407
PAE, Inc.(a)	20,248	178,891
Vectrus, Inc.(a)	3,800	164,958

		13,145,731

Air Freight & Logistics — 0.7%
Echo Global Logistics, Inc.(a)	95,832	2,618,130
Forward Air Corp.	53,392	3,149,594
Hub Group, Inc., Class A(a)	91,837	4,944,504
Radiant Logistics, Inc.(a)	51,839	273,710

		10,985,938

Airlines — 0.3%
Allegiant Travel Co.	25,052	3,221,687
Spirit Airlines, Inc.(a)	122,148	2,184,006

		5,405,693

Auto Components — 1.5%
Cooper-Standard Holdings, Inc.(a)	49,667	899,966
Dana, Inc.	16,952	236,481
Dorman Products, Inc.(a)(b)	16,249	1,376,128
Fox Factory Holding Corp.(a)	72,419	7,300,559
LCI Industries	64,553	7,335,157
Modine Manufacturing Co.(a)	68,476	463,583
Standard Motor Products, Inc.	23,704	1,077,110
Stoneridge, Inc.(a)	8,365	168,973
Visteon Corp.(a)	62,559	4,718,825

		23,576,782

Banks — 6.6%
ACNB Corp.	14,941	314,060
Amalgamated Bank, Class A	5,760	67,795
Ameris Bancorp	31,558	773,802
BancFirst Corp.	90,067	3,962,948
Bancorp, Inc.(a)	191,896	1,823,012
BancorpSouth Bank	44,750	965,705
Bank of Commerce Holdings	50,450	370,808
Bank7 Corp.	276	2,826
BankFinancial Corp.	31,027	225,256
Bankwell Financial Group, Inc.	10,886	169,822
Banner Corp.	67,339	2,432,285
Berkshire Hills Bancorp, Inc.	127,647	1,171,799
BOK Financial Corp.	2	112
Boston Private Financial Holdings, Inc.	38,520	228,809
Bridge Bancorp, Inc.	9,311	186,313
Cadence BanCorp	61,227	581,657
Capital City Bank Group, Inc.	64,227	1,301,881
Capstar Financial Holdings, Inc.	52,415	534,109
Carter Bank & Trust	37,964	269,165
Cathay General Bancorp	139,934	3,454,970
Central Pacific Financial Corp.	18,484	286,317
CIT Group, Inc.	229,507	4,514,403
Civista Bancshares, Inc.	13,217	176,447
Community Bank System, Inc.	17,787	1,070,244
Community Bankers Trust Corp.	27,257	139,828

Security	Shares	Value

Banks (continued)
Community Trust Bancorp, Inc.	2,600	$83,902
Customers Bancorp, Inc.(a)	17,187	219,478
CVB Financial Corp.	52,811	961,688
Equity Bancshares, Inc., Class A(a)	19,591	311,497
Financial Institutions, Inc.	25,507	439,486
First Bancorp	5,888	120,410
First BanCorp	151,125	865,946
First Busey Corp.	37,969	676,418
First Commonwealth Financial Corp.	31,962	262,088
First Community Bankshares, Inc.	73,453	1,413,236
First Financial Bankshares, Inc.	57,472	1,739,965
First Financial Corp.	31,125	1,070,389
First Financial Northwest, Inc.	139,355	1,335,021
First Foundation, Inc.	15,820	240,306
First Horizon National Corp.	195,693	1,868,868
First Interstate BancSystem, Inc., Class A	25,703	843,058
First Midwest Bancorp, Inc.	25,789	321,331
First United Corp.	33,701	385,876
Flushing Financial Corp.	25,678	311,474
Fulton Financial Corp.	313,846	3,069,414
Glacier Bancorp, Inc.	37,412	1,312,600
Hancock Whitney Corp.	156,684	3,135,247
HBT Financial, Inc.	161,915	1,918,693
Heartland Financial USA, Inc.	26,918	926,787
Heritage Commerce Corp.	112,149	777,193
Home BancShares, Inc.	41,363	670,494
Independent Bank Corp.	88,315	1,316,777
Independent Bank Group, Inc.	53,134	2,470,731
Investar Holding Corp.	17,357	236,055
Investors Bancorp, Inc.	356,003	2,759,023
Lakeland Bancorp, Inc.	119,227	1,267,383
Lakeland Financial Corp.	20,152	920,745
Macatawa Bank Corp.	19,763	144,665
Mercantile Bank Corp.	60,729	1,326,321
Midland States Bancorp, Inc.	15,305	223,606
MidWestOne Financial Group, Inc.	7,960	151,160
National Bank Holdings Corp., Class A	10,917	310,479
Northrim BanCorp, Inc.	11,607	312,344
OceanFirst Financial Corp.	37,730	588,965
Pacific Mercantile Bancorp(a)	200,332	743,232
Pacific Premier Bancorp, Inc.	55,134	1,245,477
QCR Holdings, Inc.	11,451	343,186
Republic Bancorp, Inc., Class A	38,747	1,191,858
Republic First Bancorp, Inc.(a)	1,076,564	2,250,019
Sandy Spring Bancorp, Inc.	325,501	7,785,984
Sierra Bancorp	95,026	1,698,115
Simmons First National Corp., Class A	28,371	484,293
South Plains Financial, Inc.(b)	45,542	650,340
South State Corp.	100,263	5,582,644
Southern National Bancorp of Virginia, Inc.	58,908	503,663
Southside Bancshares, Inc.	9,753	268,744
Synovus Financial Corp.	37,829	827,320
Texas Capital Bancshares, Inc.(a)	34,835	1,128,306
Towne Bank	28,229	500,500
TriCo Bancshares	24,273	672,119
TriState Capital Holdings, Inc.(a)	267,267	3,715,011
Trustmark Corp.	51,602	1,211,615
UMB Financial Corp.	2,241	120,387
United Bankshares, Inc.	47,088	1,230,880
United Community Banks, Inc.	108,959	1,974,337
United Security Bancshares	7,219	43,964
Univest Financial Corp.	108,151	1,740,150

1

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Washington Trust Bancorp, Inc.	70,771	$2,362,336
WesBanco, Inc.	73,207	1,626,660
West Bancorporation, Inc.	21,127	371,835
Westamerica BanCorp	3,019	183,736
Wintrust Financial Corp.	32,354	1,408,046

		104,198,249

Beverages — 0.3%
Boston Beer Co., Inc., Class A(a)	1,625	1,433,218
National Beverage Corp.(a)	30,488	2,479,284

		3,912,502

Biotechnology — 9.4%
ACADIA Pharmaceuticals, Inc.(a)	46,534	1,842,281
Acceleron Pharma, Inc.(a)	25,503	2,485,777
ADMA Biologics, Inc.(a)(b)	58,074	148,089
Agenus, Inc.(a)	523,646	2,280,478
Akebia Therapeutics, Inc.(a)	129,064	1,343,556
Akero Therapeutics, Inc.(a)	9,785	318,991
Alector, Inc.(a)(b)	160,948	2,079,448
Allogene Therapeutics, Inc.(a)	76,701	2,734,391
Amicus Therapeutics, Inc.(a)	131,585	1,921,141
AnaptysBio, Inc.(a)	8,900	154,237
Anika Therapeutics, Inc.(a)	6,108	234,120
Apellis Pharmaceuticals, Inc.(a)	35,736	1,101,741
Applied Molecular Transport, Inc.(a)(b)	17,985	460,776
Aptinyx, Inc.(a)	180,087	596,088
Arcturus Therapeutics Holdings, Inc.(a)	5,298	255,575
Arcus Biosciences, Inc.(a)	46,513	1,107,009
Arcutis Biotherapeutics, Inc.(a)	6,341	158,969
Ardelyx, Inc.(a)	40,628	233,205
Arena Pharmaceuticals, Inc.(a)	14,482	1,011,133
Arrowhead Pharmaceuticals, Inc.(a)(b)	82,720	3,494,093
Assembly Biosciences, Inc.(a)	12,622	276,043
Atara Biotherapeutics, Inc.(a)(b)	81,128	1,093,605
Athenex, Inc.(a)(b)	48,038	551,957
Athersys, Inc.(a)	119,213	259,884
Beam Therapeutics, Inc.(a)(b)	31,030	779,163
Beyondspring, Inc.(a)	1,202	14,941
BioCryst Pharmaceuticals, Inc.(a)	398,268	1,652,812
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	18,386	1,165,489
Blueprint Medicines Corp.(a)	43,493	3,367,663
Bridgebio Pharma, Inc.(a)	72,085	2,152,458
Calithera Biosciences, Inc.(a)	158,519	638,832
Celldex Therapeutics, Inc.(a)	23	275
ChemoCentryx, Inc.(a)	6,824	365,084
Chimerix, Inc.(a)(b)	70,382	197,773
Clovis Oncology, Inc.(a)(b)	89,954	468,660
Coherus Biosciences, Inc.(a)	143,013	2,712,957
ContraFect Corp.(a)	36,787	201,225
Crinetics Pharmaceuticals, Inc.(a)(b)	24,028	385,169
Cue Biopharma, Inc.(a)	22,359	399,555
Cytokinetics, Inc.(a)(b)	10,498	251,532
CytomX Therapeutics, Inc.(a)	59,124	431,605
Deciphera Pharmaceuticals, Inc.(a)	28,986	1,304,660
Denali Therapeutics, Inc.(a)	22,733	725,183
Dynavax Technologies Corp.(a)(b)	72,405	432,982
Editas Medicine, Inc.(a)	70,073	2,468,672
Eidos Therapeutics, Inc.(a)(b)	14,138	611,893
Emergent BioSolutions, Inc.(a)(b)	56,415	6,434,131
Enanta Pharmaceuticals, Inc.(a)	79,860	4,167,893
Epizyme, Inc.(a)	48,420	629,460
Exact Sciences Corp.(a)	8,141	612,936
Exelixis, Inc.(a)	15,039	334,167

Security	Shares	Value

Biotechnology (continued)
Fate Therapeutics, Inc.(a)(b)	75,773	$2,758,137
FibroGen, Inc.(a)	139,631	6,259,658
Flexion Therapeutics, Inc.(a)(b)	53,218	620,522
Frequency Therapeutics, Inc.(a)(b)	16,270	314,662
G1 Therapeutics, Inc.(a)	16,933	259,922
Gossamer Bio, Inc.(a)(b)	34,480	479,272
Halozyme Therapeutics, Inc.(a)	184,606	5,352,651
Harpoon Therapeutics, Inc.(a)(b)	103,398	1,422,756
ImmunoGen, Inc.(a)	50,349	186,291
Inovio Pharmaceuticals, Inc.(a)(b)	112,514	1,349,043
Insmed, Inc.(a)(b)	30,956	872,650
Intellia Therapeutics, Inc.(a)	143,025	3,086,479
Invitae Corp.(a)	78,773	2,753,904
Iovance Biotherapeutics, Inc.(a)(b)	14,457	481,852
Ironwood Pharmaceuticals, Inc.(a)(b)	268,604	2,712,900
iTeos Therapeutics, Inc.(a)(b)	8,416	244,064
Kadmon Holdings, Inc.(a)	50,146	250,730
Karyopharm Therapeutics, Inc.(a)	31,956	486,051
Kiniksa Pharmaceuticals Ltd., Class A(a)	13,384	236,495
Kodiak Sciences, Inc.(a)	9,617	505,758
Ligand Pharmaceuticals, Inc.(a)(b)	30,494	3,110,388
MacroGenics, Inc.(a)	91,278	2,641,585
Mirati Therapeutics, Inc.(a)(b)	20,205	3,018,021
Momenta Pharmaceuticals, Inc.(a)	51,314	2,677,051
Myriad Genetics, Inc.(a)	23,769	317,792
Natera, Inc.(a)	83,415	5,314,370
Novavax, Inc.(a)(b)	46,428	5,122,865
Nurix Therapeutics, Inc.(a)(b)	16,839	394,033
OPKO Health, Inc.(a)	501,579	1,625,116
Poseida Therapeutics, Inc.(a)(b)	30,103	282,667
Precigen, Inc.(a)	101,489	614,008
Precision BioSciences, Inc.(a)	48,879	275,678
Prevail Therapeutics, Inc.(a)	165,511	2,027,510
PTC Therapeutics, Inc.(a)	56,380	2,786,581
Puma Biotechnology, Inc.(a)	85,291	877,644
Radius Health, Inc.(a)	17,566	217,467
REGENXBIO, Inc.(a)(b)	56,577	1,726,730
Replimune Group, Inc.(a)(b)	34,191	923,157
Retrophin, Inc.(a)	157,641	3,088,187
REVOLUTION Medicines, Inc.(a)(b)	14,609	414,019
Rigel Pharmaceuticals, Inc.(a)	790,520	1,968,395
Sangamo Therapeutics, Inc.(a)	142,588	1,573,459
Selecta Biosciences, Inc.(a)	131,335	341,471
Seres Therapeutics, Inc.(a)	89,713	2,376,497
Spectrum Pharmaceuticals, Inc.(a)	212,052	892,739
Sutro Biopharma, Inc.(a)	87,930	880,179
Twist Bioscience Corp.(a)	2,619	183,147
Ultragenyx Pharmaceutical, Inc.(a)(b)	66,457	5,652,832
UroGen Pharma Ltd.(a)(b)	14,829	372,060
Vanda Pharmaceuticals, Inc.(a)	68,698	706,902
Veracyte, Inc.(a)(b)	95,749	3,189,399
Verastem, Inc.(a)	80,815	101,827
Vir Biotechnology, Inc.(a)(b)	36,522	1,478,411
Voyager Therapeutics, Inc.(a)(b)	20,082	236,767
Xencor, Inc.(a)	42,168	1,507,506
Y-mAbs Therapeutics, Inc.(a)	11,845	509,690

		149,109,704

Building Products — 1.3%
AAON, Inc.	9,747	554,897
Advanced Drainage Systems, Inc.	52,286	2,900,827
American Woodmark Corp.(a)(b)	12,552	1,098,300
Builders FirstSource, Inc.(a)	181,569	5,559,643

2

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Caesarstone Ltd.	19,767	$218,129
Gibraltar Industries, Inc.(a)	12,734	795,174
Resideo Technologies, Inc.(a)	26,141	349,244
Trex Co., Inc.(a)	59,458	8,888,376

		20,364,590

Capital Markets — 2.5%
Ares Management Corp., Class A	77,131	3,119,949
Artisan Partners Asset Management, Inc., Class A	32,545	1,259,817
Brightsphere Investment Group, Inc.	86,175	1,194,386
Cohen & Steers, Inc.	49,751	3,009,935
Donnelley Financial Solutions, Inc.(a)	103,647	1,129,752
Federated Hermes, Inc.	47,049	1,124,942
Hamilton Lane, Inc., Class A	188,636	13,791,178
Houlihan Lokey, Inc.	37,557	2,200,840
Moelis & Co., Class A	50,418	1,608,838
PJT Partners, Inc., Class A	4,521	267,553
Silvercrest Asset Management Group, Inc., Class A	7,019	88,018
Stifel Financial Corp.	67,675	3,431,799
Virtus Investment Partners, Inc.	36,882	5,233,556
Waddell & Reed Financial, Inc., Class A	29,434	463,586
Westwood Holdings Group, Inc.	15,308	174,205
WisdomTree Investments, Inc.	351,725	1,315,451

		39,413,805

Chemicals — 1.7%
Avient Corp.	225,231	5,747,895
Balchem Corp.	49,344	4,820,909
HB Fuller Co.	67,423	3,247,766
Ingevity Corp.(a)	44,445	2,496,476
Innospec, Inc.	17,930	1,339,192
Kraton Corp.(a)(b)	12,439	174,644
Kronos Worldwide, Inc.	41,099	513,326
Livent Corp.(a)	330,931	2,806,295
Orion Engineered Carbons SA	42,665	518,380
PQ Group Holdings, Inc.(a)	49,327	574,659
Stepan Co.	9,351	1,078,077
Trinseo SA	120,395	2,999,039

		26,316,658

Commercial Services & Supplies — 2.2%
ABM Industries, Inc.	12,374	471,944
Advanced Disposal Services, Inc.(a)	59,177	1,783,003
BrightView Holdings, Inc.(a)	29,866	366,754
CECO Environmental Corp.(a)	26,071	220,952
Cimpress PLC(a)	14,728	1,365,286
Ennis, Inc.	42,612	781,078
Healthcare Services Group, Inc.	34,564	718,931
Herman Miller, Inc.	404,739	9,644,930
Kimball International, Inc., Class B	9,608	107,706
Matthews International Corp., Class A	103,554	2,267,833
McGrath RentCorp	128,922	8,555,264
MSA Safety, Inc.	23,104	2,909,949
Steelcase, Inc., Class A	344,003	3,594,831
Tetra Tech, Inc.(b)	19,209	1,773,183
UniFirst Corp.	1,348	259,652
Viad Corp.	30,466	652,886

		35,474,182

Communications Equipment — 0.7%
Acacia Communications, Inc.(a)	31,158	2,102,542
Applied Optoelectronics, Inc.(a)(b)	44,385	516,198
Calix, Inc.(a)	166,011	3,228,914
Ciena Corp.(a)	48,695	2,764,415
Lumentum Holdings, Inc.(a)	13,199	1,135,114

Security	Shares	Value

Communications Equipment (continued)
NETGEAR, Inc.(a)	12,540	$418,209
NetScout Systems, Inc.(a)	23,838	551,611
Plantronics, Inc.	10,678	131,980
TESSCO Technologies, Inc.	93,195	575,013

		11,423,996

Construction & Engineering — 1.7%
Comfort Systems USA, Inc.	152,525	7,728,442
Dycom Industries, Inc.(a)	43,477	2,674,270
EMCOR Group, Inc.	48,506	3,638,435
Granite Construction, Inc.	8,526	158,498
MasTec, Inc.(a)(b)	91,857	4,244,712
MYR Group, Inc.(a)	54,218	2,104,201
Tutor Perini Corp.(a)(b)	17,390	218,245
WillScot Mobile Mini Holdings Corp.(a)(b)	325,335	5,823,496

		26,590,299

Construction Materials — 0.3%
Summit Materials, Inc., Class A(a)	279,569	4,162,782
U.S. Concrete, Inc.(a)	6,329	168,921

		4,331,703

Consumer Finance — 0.8%
Encore Capital Group, Inc.(a)(b)	9,765	448,604
Enova International, Inc.(a)	81,874	1,398,408
FirstCash, Inc.	85,709	5,121,113
Green Dot Corp., Class A(a)	27,409	1,426,913
LendingClub Corp.(a)	108,166	576,525
PRA Group, Inc.(a)(b)	58,461	2,728,667
Regional Management Corp.(a)	63,522	1,161,817

		12,862,047

Diversified Consumer Services — 0.5%
Chegg, Inc.(a)	23,759	1,751,989
Laureate Education, Inc., Class A(a)	55,005	688,663
Strategic Education, Inc.	30,619	3,140,591
WW International, Inc.(a)	72,380	1,699,482
Zovio, Inc.(a)	44	190

		7,280,915

Diversified Financial Services — 0.0%
Alerus Financial Corp.	5,366	110,486
Cannae Holdings, Inc.(a)	8,311	313,574
On Deck Capital, Inc.(a)	16	26

		424,086

Diversified Telecommunication Services — 0.7%
ATN International, Inc.	9,033	523,914
Bandwidth, Inc., Class A(a)	8,691	1,368,658
Cogent Communications Holdings, Inc.	49,892	3,355,736
Consolidated Communications Holdings, Inc.(a)	52,355	407,322
IDT Corp., Class B(a)	22,890	149,243
Liberty Latin America Ltd., Class C(a)	239,992	2,289,523
Ooma, Inc.(a)(b)	57,378	782,636
ORBCOMM, Inc.(a)	77,080	309,091
Vonage Holdings Corp.(a)	157,655	1,805,150

		10,991,273

Electric Utilities — 0.8%
ALLETE, Inc.	36,054	1,945,474
IDACORP, Inc.	72,509	6,518,559
PNM Resources, Inc.	33,440	1,460,659
Portland General Electric Co.	80,046	3,053,755

		12,978,447

Electrical Equipment — 1.5%
Atkore International Group, Inc.(a)	120,802	3,229,038

3

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
AZZ, Inc.	24,471	$849,878
Encore Wire Corp.	29,456	1,520,224
Generac Holdings, Inc.(a)	66,895	12,708,712
LSI Industries, Inc.	73,401	503,531
Plug Power, Inc.(a)	99,989	1,297,857
Sunrun, Inc.(a)	65,314	3,693,833

		23,803,073

Electronic Equipment, Instruments & Components — 2.0%
Badger Meter, Inc.	3,369	207,834
Belden, Inc.	6,172	207,873
Daktronics, Inc.	36,190	159,960
ePlus, Inc.(a)	48,564	3,725,830
FARO Technologies, Inc.(a)	6,184	349,396
Fitbit, Inc., Class A(a)	338,711	2,154,202
II-VI, Inc.(a)	23,000	1,023,500
Insight Enterprises, Inc.(a)	8,164	488,248
Knowles Corp.(a)	132,031	1,988,387
MTS Systems Corp.	9,026	220,234
Novanta, Inc.(a)	5,795	621,050
OSI Systems, Inc.(a)	118,573	9,337,624
PC Connection, Inc.	99,943	4,426,475
Sanmina Corp.(a)	90,440	2,559,452
ScanSource, Inc.(a)	144,222	3,560,841

		31,030,906

Energy Equipment & Services — 0.7%
Archrock, Inc.	324,759	2,130,419
Cactus, Inc., Class A	26,004	574,428
ChampionX Corp.(a)(b)	167,309	1,713,244
Dril-Quip, Inc.(a)(b)	22,153	733,929
Exterran Corp.(a)	51,371	236,307
Frank’s International NV(a)	88,882	205,318
Helix Energy Solutions Group, Inc.(a)	58,031	207,751
Liberty Oilfield Services, Inc., Class A	39,343	253,762
Matrix Service Co.(a)	25,127	232,174
Natural Gas Services Group, Inc.(a)	33,174	271,363
Newpark Resources, Inc.(a)	117,232	228,602
NexTier Oilfield Solutions, Inc.(a)	92,679	233,551
Oceaneering International, Inc.(a)	321,258	1,731,581
Oil States International, Inc.(a)	114,907	504,442
Pioneer Energy Services Corp.(a)(c)	286	8
ProPetro Holding Corp.(a)	63,503	398,799
RPC, Inc.(a)	113,055	353,862
Seadrill Ltd.(a)(b)	25,412	6,988
Solaris Oilfield Infrastructure, Inc., Class A	142,530	1,108,883
U.S. Silica Holdings, Inc.	56,828	253,453

		11,378,864

Entertainment — 0.2%
Eros International PLC(a)	59,813	186,018
Gaia, Inc.(a)	41,165	481,631
IMAX Corp.(a)	51,945	798,395
Marcus Corp.	151,618	2,375,854

		3,841,898

Equity Real Estate Investment Trusts (REITs) — 4.8%
Acadia Realty Trust	267,211	3,030,173
Agree Realty Corp.	7,822	523,448
Alexander & Baldwin, Inc.	72,325	875,856
American Finance Trust, Inc.	20,963	143,282
Armada Hoffler Properties, Inc.	185,118	1,869,692
CareTrust REIT, Inc.	39,197	759,246
Chatham Lodging Trust	53,635	371,154
City Office REIT, Inc.	347,091	2,790,612

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Colony Capital, Inc.	224,686	$608,899
Community Healthcare Trust, Inc.	4,061	189,649
CorEnergy Infrastructure Trust, Inc.	21,235	189,841
CorePoint Lodging, Inc.	428,191	2,432,125
DiamondRock Hospitality Co.	418,114	2,216,004
EastGroup Properties, Inc.	19,598	2,609,670
Essential Properties Realty Trust, Inc.	175,447	2,977,336
First Industrial Realty Trust, Inc.	166,442	7,098,751
Four Corners Property Trust, Inc.	284,470	7,182,867
GEO Group, Inc.	29,192	325,783
Gladstone Commercial Corp.	14,326	280,933
Global Net Lease, Inc.	35,955	629,212
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	28,908	1,227,434
Monmouth Real Estate Investment Corp.	19,961	289,634
National Storage Affiliates Trust	34,229	1,174,397
NexPoint Residential Trust, Inc.	103,357	4,278,980
Pebblebrook Hotel Trust	144,230	1,820,183
Plymouth Industrial REIT, Inc.	129,295	1,726,088
QTS Realty Trust, Inc., Class A	225,367	15,284,390
Retail Opportunity Investments Corp.	56,337	627,031
Retail Properties of America, Inc., Class A	100,210	632,325
Retail Value, Inc.	22,349	284,056
RPT Realty	37,081	217,295
Ryman Hospitality Properties, Inc.	34,983	1,334,951
Sabra Health Care REIT, Inc.	130,865	1,940,728
Seritage Growth Properties, Class A(a)	43,572	611,315
SITE Centers Corp.	51,146	384,106
STAG Industrial, Inc.	25,298	817,125
Summit Hotel Properties, Inc.	435,054	2,562,468
Terreno Realty Corp.	35,221	2,100,580
Uniti Group, Inc.	99,108	973,240

		75,390,859

Food & Staples Retailing — 0.6%
BJ’s Wholesale Club Holdings, Inc.(a)	10,994	488,244
Chefs’ Warehouse, Inc.(a)(b)	15,196	225,053
Ingles Markets, Inc., Class A	27,018	1,091,527
Natural Grocers by Vitamin Cottage, Inc.	47,627	558,188
Performance Food Group Co.(a)	105,272	3,843,481
SpartanNash Co.	43,023	859,599
United Natural Foods, Inc.(a)	24,130	435,546
Weis Markets, Inc.	48,238	2,374,757

		9,876,395

Food Products — 1.9%
Calavo Growers, Inc.	91,598	5,813,725
Freshpet, Inc.(a)	74,135	8,421,736
Hostess Brands, Inc.(a)(b)	392,169	5,035,450
J&J Snack Foods Corp.	38,343	5,212,731
John B. Sanfilippo & Son, Inc.	38,622	3,075,856
Lancaster Colony Corp.	9,476	1,684,075
Simply Good Foods Co(a)	24,586	610,962

		29,854,535

Gas Utilities — 1.1%
New Jersey Resources Corp.	255,997	7,715,750
Northwest Natural Holding Co.	21,323	1,089,818
ONE Gas, Inc.	32,433	2,403,934
Southwest Gas Holdings, Inc.	105,298	6,620,085

		17,829,587

Health Care Equipment & Supplies — 2.9%
Accuray, Inc.(a)	12,868	29,982
AngioDynamics, Inc.(a)	9,315	87,235

4

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
AtriCure, Inc.(a)	12,588	$563,061
Atrion Corp.	5,388	3,403,707
Cantel Medical Corp.	35,696	1,873,326
Cardiovascular Systems, Inc.(a)	50,019	1,634,121
Cerus Corp.(a)	151,421	964,552
Cutera, Inc.(a)	8,662	141,797
GenMark Diagnostics, Inc.(a)	44,044	571,251
Glaukos Corp.(a)	15,187	726,394
Globus Medical, Inc., Class A(a)	99,506	5,624,079
Haemonetics Corp.(a)	57,023	5,112,682
Inogen, Inc.(a)	31,167	942,178
Integer Holdings Corp.(a)	33,779	2,339,534
iRadimed Corp.(a)	8,930	189,316
LeMaitre Vascular, Inc.	3,300	106,524
LivaNova PLC(a)	35,616	1,670,390
Meridian Bioscience, Inc.(a)	47,201	667,422
Merit Medical Systems, Inc.(a)(b)	36,809	1,807,322
Natus Medical, Inc.(a)	7,512	136,418
Neogen Corp.(a)	52,171	3,975,430
Nevro Corp.(a)	7,233	994,827
Novocure Ltd.(a)(b)	28,562	2,363,506
NuVasive, Inc.(a)	8,265	430,854
OraSure Technologies, Inc.(a)	22,427	262,844
SeaSpine Holdings Corp.(a)	31,050	413,276
Shockwave Medical, Inc.(a)	22,105	1,404,552
SI-BONE, Inc.(a)	19,810	432,254
Silk Road Medical, Inc.(a)(b)	13,010	793,350
Surgalign Holdings, Inc.(a)	51,850	115,107
Tactile Systems Technology, Inc.(a)	97,274	3,738,240
Tandem Diabetes Care, Inc.(a)	6,200	698,864
TransMedics Group, Inc.(a)	62,583	1,115,855
Varex Imaging Corp.(a)	18,099	200,718
Wright Medical Group NV(a)	36,087	1,090,910

		46,621,878

Health Care Providers & Services — 2.3%
1Life Healthcare, Inc.(a)	75,942	2,215,228
AMN Healthcare Services, Inc.(a)	52,147	2,807,595
CorVel Corp.(a)	16,864	1,400,049
Ensign Group, Inc.	17,296	1,012,508
HealthEquity, Inc.(a)(b)	47,308	2,719,264
LHC Group, Inc.(a)	24,612	5,130,125
Magellan Health, Inc.(a)	12,748	961,964
National HealthCare Corp.	2,909	185,303
Patterson Cos., Inc.	165,080	4,788,971
PetIQ, Inc.(a)	62,142	2,186,156
Select Medical Holdings Corp.(a)	221,280	4,441,090
Tenet Healthcare Corp.(a)	37,658	1,061,202
Triple-S Management Corp., Class B(a)	12,913	240,182
U.S. Physical Therapy, Inc.	62,786	5,581,675
Viemed Healthcare, Inc.(a)	89,361	971,354

		35,702,666

Health Care Technology — 1.9%
Allscripts Healthcare Solutions, Inc.(a)	297,477	2,656,470
Castlight Health, Inc., Class B(a)(b)	352,013	485,778
Evolent Health, Inc., Class A(a)(b)	80,101	1,147,847
Health Catalyst, Inc.(a)(b)	29,462	918,625
HealthStream, Inc.(a)	6,016	124,621
HMS Holdings Corp.(a)	53,361	1,488,238
Inovalon Holdings, Inc., Class A(a)	163,194	4,038,236
Inspire Medical Systems, Inc.(a)	20,710	2,473,810
NextGen Healthcare, Inc.(a)	32,689	433,456
Omnicell, Inc.(a)	57,110	3,808,095

Security	Shares	Value

Health Care Technology (continued)
Phreesia, Inc.(a)	159,189	$5,020,821
Teladoc Health, Inc.(a)(b)	27,329	5,894,592
Vocera Communications, Inc.(a)(b)	55,260	1,546,727

		30,037,316

Hotels, Restaurants & Leisure — 3.8%
Caesars Entertainment, Inc.(a)	124,356	5,695,505
Century Casinos, Inc.(a)	44,974	276,590
Cheesecake Factory, Inc.	148,135	4,374,427
Churchill Downs, Inc.	29,555	5,165,032
Chuy’s Holdings, Inc.(a)	22,450	499,288
Cracker Barrel Old Country Store, Inc.	36,283	4,851,400
Dave & Buster’s Entertainment, Inc.	175,258	2,914,541
Denny’s Corp.(a)	294,530	3,375,314
Dine Brands Global, Inc.	24,817	1,478,101
GAN Ltd.(a)(b)	15,724	323,128
Golden Entertainment, Inc.(a)	55,517	712,838
Hilton Grand Vacations, Inc.(a)	25,310	554,542
International Game Technology PLC	812,370	9,041,678
J. Alexander’s Holdings, Inc.(a)	55,027	225,060
Jack in the Box, Inc.	13,972	1,151,153
Nathan’s Famous, Inc.	500	26,225
Papa John’s International, Inc.	11,465	1,126,895
Penn National Gaming, Inc.(a)	82,533	4,217,436
Playa Hotels & Resorts NV(a)	53,672	226,496
PlayAGS, Inc.(a)	112,983	451,932
Target Hospitality Corp.(a)(b)	141,861	205,698
Texas Roadhouse, Inc.	141,830	8,933,872
Wingstop, Inc.	31,401	5,130,923

		60,958,074

Household Durables — 1.9%
Century Communities, Inc.(a)	63,379	2,261,363
Ethan Allen Interiors, Inc.	23,502	334,668
Green Brick Partners, Inc.(a)	131,679	1,875,109
Helen of Troy Ltd.(a)(b)	10,810	2,235,724
Hooker Furniture Corp.	39,082	963,371
iRobot Corp.(a)	103,620	7,670,989
La-Z-Boy, Inc.	87,439	2,841,768
MDC Holdings, Inc.	273,067	11,845,646
Sonos, Inc.(a)	13,230	186,146
ZAGG, Inc.(a)(b)	125,654	399,580

		30,614,364

Household Products — 0.2%
Central Garden & Pet Co.(a)	7,685	312,703
Central Garden & Pet Co., Class A(a)	32,936	1,223,902
WD-40 Co.(b)	4,198	857,987

		2,394,592

Independent Power and Renewable Electricity Producers — 0.1%
Brookfield Renewable Corp., Class A	10,590	539,243
Ormat Technologies, Inc.	9,807	596,952

		1,136,195

Insurance — 1.8%
Ambac Financial Group, Inc.(a)	12,946	163,508
American National Group, Inc.	13,182	988,782
Argo Group International Holdings Ltd.	47,908	1,779,303
BRP Group, Inc., Class A(a)	33,363	917,816
CNO Financial Group, Inc.	100,941	1,645,338
eHealth, Inc.(a)	6,432	405,988
Employers Holdings, Inc.	32,390	1,055,266
Enstar Group Ltd.(a)(b)	3,320	594,247
FedNat Holding Co.	44,618	378,807

5

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Fidelity National Financial, Inc.	8,918	$292,778
Genworth Financial, Inc., Class A(a)	247,727	748,136
Global Indemnity Group LLC, Class A	5,683	132,016
Greenlight Capital Re Ltd., Class A(a)	34,619	251,680
HCI Group, Inc.	8,720	477,158
Heritage Insurance Holdings, Inc.	65,906	860,073
Kinsale Capital Group, Inc.	15,775	3,269,053
National General Holdings Corp.	54,665	1,861,343
Protective Insurance Corp., Class B	43,144	619,548
RLI Corp.	38,220	3,584,654
Selective Insurance Group, Inc.	26,180	1,565,826
Trupanion, Inc.(a)(b)	74,450	4,670,249
United Fire Group, Inc.	4,617	116,256
United Insurance Holdings Corp.	46,700	353,519
Watford Holdings Ltd.(a)	66,451	1,063,216

		27,794,560

Interactive Media & Services — 0.6%
Cargurus, Inc.(a)	66,212	1,614,249
Cars.com, Inc.(a)	63,871	554,400
Eventbrite, Inc., Class A(a)	32,615	350,611
EverQuote, Inc., Class A(a)	26,085	926,017
QuinStreet, Inc.(a)	29,265	384,835
TrueCar, Inc.(a)	160,072	757,141
Yelp, Inc.(a)(b)	84,460	1,952,715
ZoomInfo Technologies, Inc., Class A(a)(b)	83,688	3,248,768

		9,788,736

Internet & Direct Marketing Retail — 0.9%
1-800-Flowers.com, Inc., Class A(a)	101,249	3,030,383
Overstock.com, Inc.(a)	46,626	4,079,775
RealReal, Inc.(a)	112,481	1,806,445
Shutterstock, Inc.	30,367	1,528,067
Stamps.com, Inc.(a)	15,128	3,772,016
Stitch Fix, Inc., Class A(a)	21,595	521,519

		14,738,205

IT Services — 1.8%
Cardtronics PLC, Class A(a)(b)	9,497	206,180
Conduent, Inc.(a)	84,626	286,036
CSG Systems International, Inc.	131,582	5,601,445
Grid Dynamics Holdings, Inc.(a)	88,783	658,770
Hackett Group, Inc.	154,410	1,947,110
International Money Express, Inc.(a)	79,253	1,340,961
KBR, Inc.	218,881	5,469,836
Limelight Networks, Inc.(a)	30,418	172,470
ManTech International Corp., Class A	108,955	8,155,282
MAXIMUS, Inc.	31,584	2,449,339
Perficient, Inc.(a)(b)	20,025	859,273
Repay Holdings Corp.(a)	13,927	352,353
Verra Mobility Corp.(a)	127,982	1,352,130
Virtusa Corp.(a)	7,835	309,796

		29,160,981

Leisure Products — 0.3%
Malibu Boats, Inc., Class A(a)(b)	43,737	2,267,764
Nautilus, Inc.(a)(b)	37,986	450,134
YETI Holdings, Inc.(a)	43,859	2,253,475

		4,971,373

Life Sciences Tools & Services — 1.4%
Adaptive Biotechnologies Corp.(a)	7,220	300,424
Codexis, Inc.(a)(b)	60,337	832,651
Fluidigm Corp.(a)	64,750	508,288
Luminex Corp.	151,044	4,031,364

Security	Shares	Value

Life Sciences Tools & Services (continued)
Medpace Holdings, Inc.(a)(b)	31,226	$4,052,823
NanoString Technologies, Inc.(a)(b)	50,238	2,033,634
NeoGenomics, Inc.(a)	98,038	3,818,580
Pacific Biosciences of California, Inc.(a)(b)	136,297	899,560
Personalis, Inc.(a)	46,267	1,055,813
Quanterix Corp.(a)	34,270	1,220,012
Repligen Corp.(a)	18,178	2,815,954
Syneos Health, Inc.(a)	17,839	1,125,641

		22,694,744

Machinery — 2.6%
Albany International Corp., Class A	4,651	241,387
Altra Industrial Motion Corp.	37,308	1,456,877
Blue Bird Corp.(a)	81,248	924,602
Chart Industries, Inc.(a)	7,446	489,351
CIRCOR International, Inc.(a)	15,986	473,985
EnPro Industries, Inc.	9,399	550,029
ESCO Technologies, Inc.	133,206	11,977,884
Evoqua Water Technologies Corp.(a)(b)	153,610	3,142,861
Federal Signal Corp.	10,559	339,155
Franklin Electric Co., Inc.	75,888	4,504,712
Greenbrier Cos., Inc.	33,049	898,602
Hillenbrand, Inc.	93,482	2,964,314
John Bean Technologies Corp.	16,335	1,674,501
Kennametal, Inc.	62,057	1,800,894
Miller Industries, Inc.	45,797	1,436,652
Park-Ohio Holdings Corp.	11,248	177,943
Proto Labs, Inc.(a)(b)	15,357	2,257,479
RBC Bearings, Inc.(a)	11,495	1,517,800
REV Group, Inc.	15,190	117,723
Rexnord Corp.	45,511	1,317,999
Standex International Corp.	3,967	229,451
Terex Corp.	12,095	236,699
Wabash National Corp.	123,725	1,510,682
Watts Water Technologies, Inc., Class A	7,957	761,883
Welbilt, Inc.(a)(b)	103,478	763,668

		41,767,133

Marine — 0.0%
Costamare, Inc.	36,121	182,411

Media — 0.7%
AMC Networks, Inc., Class A(a)(b)	18,674	453,591
Cardlytics, Inc.(a)(b)	11,935	905,270
Emerald Holding, Inc.	49,922	137,785
Entercom Communications Corp., Class A	102,696	154,044
Entravision Communications Corp., Class A	337,759	513,394
EW Scripps Co, Class A	71,191	791,644
Gray Television, Inc.(a)	68,169	1,057,983
iHeartMedia, Inc., Class A(a)(b)	236,902	2,184,236
Meredith Corp.	19,858	278,012
MSG Networks, Inc., Class A(a)	43,775	426,369
Scholastic Corp.	27,455	617,738
TechTarget, Inc.(a)	63,311	2,512,180
TEGNA, Inc.	36,837	461,199

		10,493,445

Metals & Mining — 1.4%
Caledonia Mining Corp. PLC	16,716	303,897
Carpenter Technology Corp.	31,588	664,296
Cleveland-Cliffs, Inc.	164,650	1,083,397
Commercial Metals Co.	47,713	995,770
Gold Resource Corp.	37,416	148,916
Kaiser Aluminum Corp.	8,837	568,042
Materion Corp.	79,162	4,321,453

6

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Novagold Resources, Inc.(a)	593,246	$6,282,475
Olympic Steel, Inc.	37,790	415,690
Ryerson Holding Corp.(a)	123,970	683,075
Schnitzer Steel Industries, Inc., Class A	237,789	4,693,955
SunCoke Energy, Inc.	50,027	179,097
Worthington Industries, Inc.	61,457	2,552,309

		22,892,372

Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Apollo Commercial Real Estate Finance, Inc.	58,376	521,882
Arbor Realty Trust, Inc.	38,640	437,405
Ares Commercial Real Estate Corp.	19,054	189,778
ARMOUR Residential REIT, Inc.	36,371	352,435
Blackstone Mortgage Trust, Inc., Class A	79,889	1,898,962
Colony Credit Real Estate, Inc.	49,652	298,905
Ellington Financial, Inc.	54,820	683,057
Exantas Capital Corp.	79,998	186,395
Granite Point Mortgage Trust, Inc.	110,152	731,409
Great Ajax Corp.	58,793	536,192
Invesco Mortgage Capital, Inc.(b)	307,638	922,914
KKR Real Estate Finance Trust, Inc.	54,707	995,667
Ladder Capital Corp.	105,595	786,683
MFA Financial, Inc.	139,796	374,653
New York Mortgage Trust, Inc.	97,678	257,870
TPG RE Finance Trust, Inc.	39,392	347,438
Two Harbors Investment Corp.	289,367	1,577,050
Western Asset Mortgage Capital Corp.	79,960	181,509

		11,280,204

Multiline Retail — 0.4%
Big Lots, Inc.	88,703	4,182,346
Dillard’s, Inc., Class A(b)	93,781	2,833,124

		7,015,470

Multi-Utilities — 0.6%
Avista Corp.	30,393	1,120,286
Black Hills Corp.	57,818	3,242,433
NorthWestern Corp.	109,104	5,634,131

		9,996,850

Oil, Gas & Consumable Fuels — 1.7%
Antero Resources Corp.(a)	221,823	714,270
Ardmore Shipping Corp.	47,724	176,579
Brigham Minerals, Inc., Class A	203,323	2,401,245
CNX Resources Corp.(a)	76,381	837,136
CVR Energy, Inc.	96,735	1,614,507
Delek U.S. Holdings, Inc.	218,695	3,440,072
DHT Holdings, Inc.	91,190	482,395
Evolution Petroleum Corp.	294,742	804,646
GasLog Ltd.	84,899	250,452
Golar LNG Ltd.(a)	122,493	1,267,803
Green Plains, Inc.(a)	103,231	1,381,231
Kosmos Energy Ltd.	90,995	133,763
Laredo Petroleum, Inc.(a)(b)	22,617	369,788
Magnolia Oil & Gas Corp., Class A(a)(b)	271,221	1,746,663
Matador Resources Co.(a)	101,217	984,841
Montage Resources Corp.(a)	1	5
Nordic American Tankers Ltd.	184,461	804,250
Ovintiv, Inc.	16,971	188,039
Par Pacific Holdings, Inc.(a)	89,738	778,926
PBF Energy, Inc., Class A	374,124	3,202,501
PDC Energy, Inc.(a)	109,473	1,657,421
Scorpio Tankers, Inc.	77,966	923,117
SFL Corp. Ltd.	31,059	272,698
SM Energy Co.	87,587	212,836

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Talos Energy, Inc.(a)	191,270	$1,436,438
Teekay Corp.(a)	86,652	220,963
W&T Offshore, Inc.(a)	95,297	212,512

		26,515,097

Paper & Forest Products — 0.8%
Boise Cascade Co.	226,410	10,369,578
Louisiana-Pacific Corp.	10,635	350,317
Neenah, Inc.	31,683	1,402,923

		12,122,818

Personal Products — 0.2%
BellRing Brands, Inc., Class A(a)	8,453	164,326
Edgewell Personal Care Co.(a)	30,264	868,879
elf Beauty, Inc.(a)	53,741	1,049,562
Natural Health Trends Corp.	80	417
USANA Health Sciences, Inc.(a)	5,506	431,726

		2,514,910

Pharmaceuticals — 1.5%
Aerie Pharmaceuticals, Inc.(a)(b)	117,461	1,292,071
AMAG Pharmaceuticals, Inc.(a)(b)	23,195	240,300
Amneal Pharmaceuticals, Inc.(a)(b)	292,542	1,202,347
Amphastar Pharmaceuticals, Inc.(a)	211,125	4,302,727
Axsome Therapeutics, Inc.(a)	8,502	623,282
BioDelivery Sciences International, Inc.(a)(b)	190,382	744,394
Corcept Therapeutics, Inc.(a)(b)	101,070	1,283,589
Endo International PLC(a)	146,316	440,411
Innoviva, Inc.(a)	123,619	1,447,578
Intersect ENT, Inc.(a)	85,240	1,711,619
NGM Biopharmaceuticals, Inc.(a)	84,098	1,568,428
Omeros Corp.(a)	37,224	444,827
Phibro Animal Health Corp., Class A	24,293	521,328
Prestige Consumer Healthcare, Inc.(a)	96,153	3,502,854
Supernus Pharmaceuticals, Inc.(a)	107,943	2,373,666
Theravance Biopharma, Inc.(a)	85,605	1,569,140
WaVe Life Sciences Ltd.(a)(b)	29,956	375,349

		23,643,910

Professional Services — 1.8%
ASGN, Inc.(a)(b)	78,363	5,624,113
CRA International, Inc.	43,360	1,843,234
Exponent, Inc.	25,880	2,082,175
Forrester Research, Inc.(a)	18,036	639,557
Franklin Covey Co.(a)	95,325	1,881,715
Huron Consulting Group, Inc.(a)	12,407	538,216
ICF International, Inc.	41,930	2,864,238
Insperity, Inc.	69,508	4,682,754
Kforce, Inc.	144,268	4,954,163
TriNet Group, Inc.(a)(b)	53,755	3,646,739

		28,756,904

Real Estate Management & Development — 0.9%
Cushman & Wakefield PLC(a)	120,322	1,396,938
Kennedy-Wilson Holdings, Inc.	101,003	1,443,333
Marcus & Millichap, Inc.(a)	77,454	2,184,977
RE/MAX Holdings, Inc., Class A	122,921	4,319,444
Realogy Holdings Corp.	58,406	647,138
Redfin Corp.(a)	46,623	2,217,856
RMR Group, Inc., Class A	74,303	2,096,831
St. Joe Co(a)(b)	14,208	329,768

		14,636,285

Road & Rail — 1.0%
Avis Budget Group, Inc.(a)	25,057	854,694
Covenant Transportation Group, Inc., Class A(a)	151,483	2,776,683

7

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Heartland Express, Inc.	152,220	$3,148,671
Marten Transport Ltd.	149,715	2,718,825
Saia, Inc.(a)(b)	16,006	2,148,005
Universal Logistics Holdings, Inc.	64,866	1,394,619
Werner Enterprises, Inc.	49,127	2,260,333

		15,301,830

Semiconductors & Semiconductor Equipment — 2.6%
Advanced Energy Industries, Inc.(a)	9,459	701,101
Ambarella, Inc.(a)(b)	95,900	5,053,930
Amkor Technology, Inc.(a)	173,778	2,119,223
Brooks Automation, Inc.	48,856	2,522,435
Cabot Microelectronics Corp.	5,948	905,821
Cirrus Logic, Inc.(a)	171,076	10,365,495
DSP Group, Inc.(a)(b)	12,855	184,341
FormFactor, Inc.(a)	144,768	3,782,788
Ichor Holdings Ltd.(a)	6,668	167,767
Inphi Corp.(a)	9,943	1,133,303
MaxLinear, Inc.(a)	80,047	1,949,144
Onto Innovation, Inc.(a)	14,870	464,539
Power Integrations, Inc.	48,482	2,713,537
Rambus, Inc.(a)	187,274	2,515,090
Semtech Corp.(a)	35,961	2,109,113
Silicon Laboratories, Inc.(a)	33,432	3,423,771
Synaptics, Inc.(a)	16,045	1,369,120

		41,480,518

Software — 6.3%
8x8, Inc.(a)	448,320	7,567,642
A10 Networks, Inc.(a)	72,706	621,636
ACI Worldwide, Inc.(a)	29,974	880,636
Alarm.com Holdings, Inc.(a)	47,699	2,855,739
Altair Engineering, Inc., Class A(a)	16,539	694,969
Appfolio, Inc., Class A(a)	20,830	3,500,065
Avaya Holdings Corp.(a)	14,673	227,725
Benefitfocus, Inc.(a)	340,161	3,517,265
Blackbaud, Inc.	43,704	2,790,500
Bottomline Technologies DE, Inc.(a)	82,759	3,941,811
Box, Inc., Class A(a)	216,074	4,241,533
Cerence, Inc.(a)	25,942	1,380,114
Cloudera, Inc.(a)	87,907	1,161,251
CommVault Systems, Inc.(a)	61,756	2,669,712
Cornerstone OnDemand, Inc.(a)	11,010	388,323
Domo, Inc., Class B(a)	8,436	343,514
Everbridge, Inc.(a)(b)	19,483	2,895,369
Five9, Inc.(a)(b)	16,680	2,125,699
J2 Global, Inc.(a)	17,977	1,258,210
LivePerson, Inc.(a)(b)	37,164	2,217,204
MicroStrategy, Inc., Class A(a)	6,796	981,614
Model N, Inc.(a)(b)	60,733	2,388,022
Paylocity Holding Corp.(a)	19,068	2,807,763
Ping Identity Holding Corp.(a)(b)	42,919	1,479,418
Progress Software Corp.	34,374	1,302,431
PROS Holdings, Inc.(a)(b)	110,715	4,317,885
QAD, Inc., Class A	40,336	1,834,481
Qualys, Inc.(a)	91,158	9,675,510
Rapid7, Inc.(a)(b)	105,988	6,843,645
RingCentral, Inc., Class A(a)(b)	17,655	5,133,544
Sailpoint Technologies Holdings, Inc.(a)	10,204	400,303
Sapiens International Corp. NV	19,375	649,838
Sprout Social, Inc., Class A(a)	6,681	258,889
SPS Commerce, Inc.(a)	96,641	7,719,683
SVMK, Inc.(a)	29,383	731,343
Synchronoss Technologies, Inc.(a)	79,935	350,915

Security	Shares	Value

Software (continued)
Varonis Systems, Inc.(a)	6,899	$852,233
Verint Systems, Inc.(a)	61,073	2,904,632
Vertex, Inc., Class A(a)	29,031	743,484
Yext, Inc.(a)	178,136	3,537,781

		100,192,331

Specialty Retail — 3.3%
Aaron’s, Inc.(b)	37,595	2,101,185
American Eagle Outfitters, Inc.(b)	317,726	4,006,525
America’s Car-Mart, Inc.(a)	15,099	1,517,450
Asbury Automotive Group, Inc.(a)(b)	35,474	3,752,794
At Home Group, Inc.(a)	64,094	1,224,836
Bed Bath & Beyond, Inc.	60,588	737,962
Buckle, Inc.	158,179	2,964,274
Camping World Holdings, Inc., Class A	5,624	163,433
Chico’s FAS, Inc.	1,043,041	1,335,092
Children’s Place, Inc.	105,250	2,101,316
Citi Trends, Inc.	38,766	749,347
Conn’s, Inc.(a)	21,675	277,007
Designer Brands, Inc., Class A	399,346	2,815,389
Group 1 Automotive, Inc.	4,133	357,257
Guess?, Inc.	241,957	2,782,506
Haverty Furniture Cos., Inc.	14,043	296,588
Hibbett Sports, Inc.(a)	50,466	1,684,050
Lithia Motors, Inc., Class A	5,513	1,372,516
MarineMax, Inc.(a)	101,570	2,987,174
Monro, Inc.	67,266	3,100,290
RH(a)	20,678	6,835,113
Sally Beauty Holdings, Inc.(a)	73,466	819,881
Shoe Carnival, Inc.	10,612	348,923
Signet Jewelers Ltd.	182,646	3,154,296
Sleep Number Corp.(a)	8,558	410,784
Sonic Automotive, Inc., Class A	29,960	1,266,110
Tilly’s, Inc., Class A	128,674	815,793
Urban Outfitters, Inc.(a)	92,674	2,181,546
Zumiez, Inc.(a)	31,130	799,418

		52,958,855

Technology Hardware, Storage & Peripherals — 0.0%
Super Micro Computer, Inc.(a)	19,305	528,764

Textiles, Apparel & Luxury Goods — 0.9%
Crocs, Inc.(a)(b)	80,554	3,214,910
Culp, Inc.	51,699	620,388
Deckers Outdoor Corp.(a)	4,876	994,070
Oxford Industries, Inc.	102,582	5,080,887
Steven Madden Ltd.	152,021	3,216,764
Wolverine World Wide, Inc.	14,881	371,727

		13,498,746

Thrifts & Mortgage Finance — 1.5%
Capitol Federal Financial, Inc.	80,948	756,054
Essent Group Ltd.	79,646	2,843,362
Federal Agricultural Mortgage Corp., Class C	37,841	2,578,864
Flagstar Bancorp, Inc.	47,526	1,493,267
Merchants Bancorp	40,004	815,281
Meridian Bancorp, Inc.	53,144	618,596
NMI Holdings, Inc., Class A(a)	26,208	449,467
Northwest Bancshares, Inc.	134,366	1,358,440
Premier Financial Corp.	122,675	2,241,886
Provident Bancorp, Inc.	49,769	387,203
Provident Financial Services, Inc.	38,343	505,361
Radian Group, Inc.	220,688	3,407,423
Riverview Bancorp, Inc.	253,347	1,046,323
Southern Missouri Bancorp, Inc.	13,344	315,986

8

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Walker & Dunlop, Inc.	9,702	$531,475
Washington Federal, Inc.	129,748	3,042,591
WSFS Financial Corp.	19,809	580,404

		22,971,983

Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	134,755	8,113,599
BMC Stock Holdings, Inc.(a)	53,899	2,151,648
DXP Enterprises, Inc.(a)	15,876	305,454
Foundation Building Materials, Inc.(a)	124,125	2,014,549
GATX Corp.	14,058	940,199
GMS, Inc.(a)	31,104	823,945
H&E Equipment Services, Inc.	99,691	2,019,740
Herc Holdings, Inc.(a)	144,153	5,903,065
Lawson Products, Inc.(a)	13	467
MRC Global, Inc.(a)	33,318	189,579
NOW, Inc.(a)	17,039	123,873
SiteOne Landscape Supply, Inc.(a)	36,511	4,565,701
WESCO International, Inc.(a)	5,467	256,129

		27,407,948

Water Utilities — 0.2%
American States Water Co.	38,121	2,900,246
SJW Group	14,323	895,617

		3,795,863

Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc.(a)	16,021	208,113
Shenandoah Telecommunications Co.	31,660	1,750,798
Spok Holdings, Inc.	40,681	440,982

		2,399,893

Total Common Stocks — 96.5% (Cost: $1,416,346,368)		1,530,760,941

Preferred Securities

Preferred Stocks — 0.0%

Trading Companies & Distributors — 0.0%
WESCO International, Inc., Series A, 10.63%(d)(e)	14,500	402,665

Total Preferred Securities — 0.0% (Cost: $384,250)		402,665

Security	Shares	Value
Rights

Biotechnology — 0.0%
Alder Biopharmaceuticals, Inc., CVR(a)(c)	38,614	$33,980

Metals & Mining — 0.0%
Pan American Silver Corp., CVR(a)(b)	125,419	96,573

Total Rights — 0.0% (Cost: $ —)		130,553

Total Long-Term Investments — 96.5% (Cost: $1,416,730,618)		1,531,294,159

Short-Term Securities(f)(g)

Money Market Funds — 8.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.04%	52,477,379	52,477,379
SL Liquidity Series, LLC, Money Market Series, 0.31%(h)	80,922,703	80,963,165

Total Short-Term Securities — 8.4% (Cost: $133,405,951)		133,440,544

Total Investments — 104.9% (Cost: $1,550,136,569)		1,664,734,703

Liabilities in Excess of Other Assets — (4.9)%		(78,506,957)

Net Assets — 100.0%		$1,586,227,746

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Perpetual security with no stated maturity date.
(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$43,962,860	$8,514,519	(a)	$—	$—	$—	$52,477,379	52,477,379	$10,195		$—
SL Liquidity Series, LLC, Money Market Series	62,801,371	18,197,625	(a)	—	(5,826)	(30,005)	80,963,165	80,922,703	371,580	(b)	—

					$(5,826)	$(30,005)	$133,440,544		$381,775		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

9

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Advantage Small Cap Core Fund

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	699	09/18/20	$54,567	$(423,965)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,530,760,933	$—	$8	$1,530,760,941
Preferred Securities	402,665	—	—	402,665
Rights	96,573	—	33,980	130,553
Short-Term Securities
Money Market Funds	52,477,379	—	—	52,477,379

	$1,583,737,550	$—	$33,988	1,583,771,538

Investments Valued at NAV(a)				80,963,165

				$1,664,734,703

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(423,965)	$—	$—	$(423,965)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

10

Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock Advantage Small Cap Core Fund

Portfolio Abbreviation

CVR	Contingent Value Rights

REIT	Real Estate Investment Trust

11